Earnings/(Loss) Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share

12. Earnings/(Loss) per share

Basic and diluted earnings/(loss) per share is presented below.

	Six Months Period Ended June 30,
	2025	2024
Net (loss)/ income from continuing operations	(5,987,746)	1,870,881
Weighted average shares outstanding basic and diluted
	57,993,297	57,102,588

(Loss)/earnings per share from continuing operations – Basic and diluted	$ (0.10)	$0.03
	Six Months Period Ended June 30,
	2025	2024
Net loss from discontinued operations	(13,770,740)	-
Weighted average shares outstanding basic and diluted
	57,993,297	-

Loss per share from discontinued operations – Basic and diluted	$ (0.24)	-

	Six Months Period Ended June 30,
	2025	2024
Net (loss)/ income	(19,758,486)	1,870,881
Weighted average shares outstanding basic and diluted
	57,993,297	57,102,588

(Loss)/ earnings per share – Basic and diluted	$ (0.34)	$ 0.03

The computation of earnings per share gives retroactive effect to the shares issued in connection with the Business Combination. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are shares relating to the non-vested share awards and common shares issuable upon the satisfaction of certain criteria relating to the Earnout Shares. As of June 30, 2025, the aggregate number of unvested shares were 1,987,838 (2024: nil) and the potential common shares issuable upon the satisfaction of certain criteria relating to the Earnout Shares were 5,354,022 shares (2024: nil).